SEGMENT INFORMATION - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 segment
SEGMENT INFORMATION
Number of reportable segments	2
Number of operating segments	2
Number of operating segments met quantitative threshold percentage	10.00%
Product Concentration Risk | Revenue Benchmark | Overseas Art Study Services and Other Educational Services | Maximum
SEGMENT INFORMATION
Percentage of net revenue	75.00%